Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,209,225	$ 170,316,000	¥ 1,856,187	¥ 662,768
Short-term investments	4,099,977	577,470,000	4,636,774
Other Current assets	187,486	26,406,000	170,336
Total current assets	6,150,651	866,301,000	7,496,247
TOTAL ASSETS.	7,698,556	1,084,319,000	9,381,907
Current liabilities
Total current liabilities	6,505,687	916,307,000	8,211,240
TOTAL LIABILITIES.	7,199,932	1,014,089,000	8,964,240
Shareholders' equity:
Ordinary shares					$ 50,000
Additional paid-in capital	14,061,992	1,980,590,000	13,922,811
Treasury stock	20,666	2,911,000	20,666
Accumulated deficit	(13,679,965)	(1,926,783,000)	(13,580,086)
Accumulated other comprehensive (loss)/income	21,169	2,982,000	(11,886)
TOTAL SHAREHOLDERS' EQUITY	382,534	53,879,000	310,177	¥ 728,069		¥ (5,919,577)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	7,698,556	1,084,319,000	9,381,907
Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1,000	3
Common Class B [Member]
Shareholders' equity:
Ordinary shares	1	0	1
Parent Company [Member]
Current assets
Cash and cash equivalents	5,002	704,000	36,526
Short-term investments	21,248	2,993,000	20,894
Amounts due from subsidiaries	363,150	51,148,000	267,947
Other Current assets	1,140	161,000	854
Total current assets	390,540	55,006,000	326,221
TOTAL ASSETS.	390,540	55,006,000	326,221
Current liabilities
Accrued expenses and other current liabilities	8,006	1,127,000	16,044
Total current liabilities	8,006	1,127,000	16,044
TOTAL LIABILITIES.	8,006	1,127,000	16,044
Shareholders' equity:
Additional paid-in capital	14,061,992	1,980,590,000	13,922,811
Treasury stock	(20,666)	(2,911,000)	(20,666)
Accumulated deficit	(13,679,965)	(1,926,783,000)	(13,580,086)
Accumulated other comprehensive (loss)/income	21,169	2,982,000	(11,886)
TOTAL SHAREHOLDERS' EQUITY	382,534	53,879,000	310,177
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	390,540	55,006,000	326,221
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1,000	3
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 1	$ 0	¥ 1